Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 5,830	$ 5,291
Other comprehensive income (loss):
Unrealized holding gain (loss) on available for sale securities, arising during, the years ended June 30, 2012 and 2011, net of income taxes of $20 and ($291)	34	(461)
Accretion of unrealized loss on securities transferred to held-to-maturity, net of income taxes of $23 and $28, respectively	35	44
Reclassification adjustment for gain on sale of available-for-sale securities realized in net income, net of income taxes of ($4) and ($92), respectively	(7)	(141)
Reclassification adjustment for loss on write-down of held-to-maturity securities realized in net income, net of income taxes of $10 and $1, respectively	15	1
Change in pension benefits, net of income taxes of ($267) and ($29), respectively	(423)	(47)
Total other comprehensive loss, net of taxes	(346)	(604)
Comprehensive income	$ 5,484	$ 4,687